7. Marketable Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
7. Marketable Securities

The following table shows the cost and estimated fair value of available-for-sale securities at December 31, 2014 and 2013:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At December 31, 2014
U.S. equities	$299,836	$11,116	$–	$310,952
Money market fund	634	–	–	634
Total	$300,470	$11,116	$–	$311,586

At December 31, 2013
U.S. equities	$224,415	$5,836	$–	$230,251
International equities	25,047	–	(69)	24,978
Money market fund	775	–	–	775
Total	$250,237	$5,836	$(69)	$256,004

For the years ended December 31, 2014 and 2013, the Company had sales of securities and realized a gain of $65,655 and zero, respectively, and recognized no impairment charges.

The following table shows the gross unrealized losses on, and fair value of, securities positions by the length of time such assets were in a continuous loss position as of December 31, 2014 and 2013:

	Less than Twelve Months
	Gross Unrealized Losses	Fair Value
At December 31, 2014
International equities	$–	$–

At December 31, 2013
International equities	$(69)	$24,978